SUPPLEMENTARY CASH FLOW INFORMATION - Changes in non-cash operating working capital (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SUPPLEMENTARY CASH FLOW INFORMATION
Receivables	$ 29,584	$ 94,806
Deposits and prepayments	104,544	99,836
Accounts payable and accrued liabilities	(9,152)	(594,351)
Due to a related party	40,304	(4,008)
Total	$ 165,280	$ (403,717)